STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parentheticals) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Statement of Stockholders' Equity [Abstract]
Ordinary shares issuance cost	$ 12.2